CONCESSION ARRANGEMENTS RIGHTS (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 COP ($)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of detailed information about service concession arrangements [line items]
Beginning balance		$ 4,091,516
Ending balance		4,799,696		$ 1,608.4	$ 4,091,516
Service concession arrangement [Member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning balance		2,275,915			1,934,556	$ 1,857,935
Additions or new concession arrangements		698,749	[1]		408,040	369,983
Collections during the year		(162,271)			(327,607)	(400,703)
Adjustment to fair value credited to income		209,937			180,982	153,094
Changes in accounting estimates	[2]					(111,432)
Accrued interest		46,299			79,944	65,679
Ending balance		3,068,629			2,275,915	1,934,556
Service concession arrangement [Member] | At amortized cost[member] [Member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning balance		203,241			42,864	119,337
Additions or new concession arrangements		698,749	[1]		408,040	369,983
Collections during the year		(162,271)			(327,607)	(400,703)
Adjustment to fair value credited to income		0			0	0
Changes in accounting estimates	[2]					(111,432)
Accrued interest		46,299			79,944	65,679
Ending balance		786,018			203,241	42,864
Service concession arrangement [Member] | At fair value [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning balance		2,072,674			1,891,692	1,738,598
Additions or new concession arrangements		0	[1]		0	0
Collections during the year		0			0	0
Adjustment to fair value credited to income		209,937			180,982	153,094
Changes in accounting estimates	[2]					0
Accrued interest		0			0	0
Ending balance		$ 2,282,611			$ 2,072,674	$ 1,891,692

[1]	The Corporación Financiera Colombiana - Corficolombiana S.A., acquired an additional 40% of the Concesionaria Vial del Pacífico S.A.S. and an additional 40% of the Concesionaria Nueva Vía al Mar S.A.S., both domiciled in Colombia, increasing amortized cost in Ps. 396,467 (this acquisition is considered non-significant).
[2]	During 2015, the subsidiaries Estudios, Proyectos e Inversiones de los Andes S.A. and Proyectos de Infraestructura S.A. reassessed the allocation of the fair value of two mixed concession contracts, between the financial asset and the intangible asset that arise from the contract, as a result of clarifications made to the contracts due to requirements for additional work. As a result, it was determined to perform an adjustment to their carrying amount by a reclassification of the amount of Ps. 111,432 from the financial assets at amortized cost included in other accounts receivable, to intangible assets.